Other Financial Assets at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

		Group
	2021	2020
	£m	£m
Asset backed securities	443	491
Debt securities	63	672
	506	1,163